Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Balance Sheet - Variable Interest Entity, Primary Beneficiary [Member]		Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 39,001,150	$ 5,811,179	¥ 82,728,636
Property and equipment, net		23,767,354	3,541,341	24,385,762
Other noncurrent assets		626,399,553	93,333,664	493,404,511
Total assets		689,168,057	102,686,184	600,518,909
Total liabilities		(610,892,197)	(91,023,064)	(614,667,803)
Net assets		78,275,860	11,663,120	(14,148,894)
Accounts payable		19,852,132	2,957,972	15,072,302
Deferred revenues		7,685,676	1,145,167	9,713,168
Other payables and accrued liabilities		10,040,969	1,496,106	9,240,553
Other payables – related parties				12,725,539
Current portion of shareholder loans		3,853,724	574,206	20,000,000
Operating lease liabilities		26,853	4,001	108,556
Taxes payable		5,342,616	796,051	5,858,717
Intercompany payable	[1]	549,490,226	81,874,158	474,812,478
Total current liabilities		596,292,196	88,847,661	547,531,313
Non-current shareholder loan		14,600,000	2,175,403	67,136,490
Total liabilities		¥ 610,892,196	$ 91,023,064	¥ 614,667,803

[1]	Intercompany balances will be eliminated upon consolidation.